Stock-based Compensation - Summary of Estimated Assumptions of Weighted-Average Fair Values of Options Granted (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Weighted-average risk-free interest rate	0.59%	0.32%
Expected dividend yield	0.00%	0.00%
Expected volatility	82.22%	87.63%
Expected terms	3 years 11 months 19 days	4 years 5 months 8 days